INCOME AND SOCIAL CONTRIBUTION TAXES - Unrecognized deferred income tax assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
INCOME AND SOCIAL CONTRIBUTION TAXES
Tax assets which have no expiration date	R$ 240,231	R$ 764,845
Foreign subsidiaries
INCOME AND SOCIAL CONTRIBUTION TAXES
Tax credits on capital losses for which no deferred tax asset recognised	1,256,438	1,180,067
Tax losses of state credits for which no deferred tax asset recognised	R$ 1,285,373	R$ 1,623,459